Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Annual interest rate		5.00%
Corporate Lending Receivable | ¥	[1]	¥ 34,966	¥ 255,403
Loan Tranche 1 [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Corporate Lending Receivable				$ 12,000	$ 34,990
Loan Tranche 2 [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Corporate Lending Receivable				$ 5,000
Maximum [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Annual interest rate			10.50%
Minimum [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Annual interest rate			8.50%

[1]	Corporate lending receivable was loans provided to third-party entities. Loans of US$34,990 and US$12,000 provided to one third-party entity during the year ended December 31, 2024 and 2025, respectively, carried annual interest rate ranging from 8.5% to 10.5%. The repayments were guaranteed by two individuals and shall be executed on the first anniversary of the loan origination unless otherwise agreed by the Group and the borrower. These loans were reclassed from corporate lending receivable to available-for-sale investment within long-term investments pursuant to subsequent agreements with the borrower to change these loans to convertible notes